U.S. Prime Brokerage Event - Additional Information (Detail) ¥ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 01, 2021 JPY (¥)	Apr. 01, 2021 USD ($)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)
Trading gains losses				¥ 310,040		¥ 356,609	¥ 342,964
JPY
Transactions Loss	¥ 65,000
USD
Transactions Loss | $		$ 600
Subprime Borkerage [Member] | US | Loans With The Client [Member] | Subsidiaries [Member]
Loss on margin calls prime brokerage transactions				(245,749)	$ (2,317)
Trading gains losses				(204,188)
Provision for credit losses			¥ 41,561	¥ 41,561